  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 1997
                                                    REGISTRATION NOS. 333-20649
                                                                       811-8033
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                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               ----------------

                                   FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                               [X]
                                                                            [X]
                      Pre-Effective Amendment No. 2
                        Post-Effective Amendment No.                        [_]
                                    and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                           [X]

                                                                            [X]
                             Amendment No. 2
                       (Check Appropriate Box or Boxes)

                               ----------------

               SECURITY CAPITAL EMPLOYEE REIT FUND INCORPORATED
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603
                                (312) 345-5800
  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE, AND TELEPHONE
                         NUMBER, INCLUDING AREA CODE)

                             ANTHONY R. MANNO, JR.

            SECURITY CAPITAL INVESTMENT RESEARCH INCORPORATED
                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH COPY TO:
      JEFFREY A. KLOPF                                       PHILIP J. NIEHOFF
   SECURITY CAPITAL GROUP             JEFFREY C.               MAYER, BROWN &
        INCORPORATED                NELLESSEN                      PLATT

     125 LINCOLN AVENUE       SECURITY CAPITAL INVESTMENT    190 SOUTH LASALLE
 SANTA FE, NEW MEXICO 87501      RESEARCH INCORPORATED             STREET

                                   11 SOUTH LASALLE          CHICAGO, ILLINOIS
                                        STREET                     60603

                                       CHICAGO,
                                    ILLINOIS 60603
                               ----------------
  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: From time to time after the effective date of this registration statement.
  It is proposed that this filing will become effective (check appropriate box):
[_] immediately upon filing pursuant to paragraph (b).
[_] on (date) pursuant to paragraph (b).
[_] 60 days after filing pursuant to paragraph (a)(1).
[_] on (date) pursuant to paragraph (a)(1) of Rule 485.
[_] 75 days after filing pursuant to paragraph (a)(2).
[_] on (date) pursuant to paragraph (a)(2) of Rule 485.
  If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               RULE 24F-2 NOTICE

  An indefinite number of shares of Common Stock of the Registrant are being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                               ----------------
  THE REGISTRANT HEREBY AMENDS THE REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH
SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO
SECTION 8(A), SHALL DETERMINE.
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

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY +
+OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT        +
+BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR + +THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE + +SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE + +UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF +
+ANY SUCH STATE.                                                               +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                SUBJECT TO COMPLETION, DATED APRIL 21, 1997

PROSPECTUS

                                      LOGO

                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603

  Security Capital Employee REIT Fund Incorporated ("SC-ERF") is a non-diversified, no-load, open-end management investment company ("mutual fund") that seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-ERF's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in the securities of publicly traded real estate investment trusts ("REITs") in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. Security Capital Investment Research Group Incorporated ("SC Investment Research") serves as both investment adviser and administrator to SC-ERF.

  An investment in SC-ERF should not be the sole source of investment for a shareholder. Rather, an investment in SC-ERF should be considered as part of an overall portfolio strategy which includes fixed income and equity securities. SC-ERF is designed for long-term investors, including those who wish to use shares for tax deferred retirement plans and individual retirement accounts, and not for investors who intend to liquidate their investments after a short period of time.

  This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-ERF. A Statement of Additional Information
dated April   , 1997, containing additional and more detailed information about
SC-ERF has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling SC-ERF's Sub-Administrator at:
Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701; telephone number 1-800-699-4594 (toll free).

  Shares of SC-ERF are being offered only to Security Capital Group Incorporated ("Security Capital Group"), and directors, trustees and employees of Security Capital Group and its affiliates, and members of their families. See "Purchase of Shares."

  INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

  THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY IN ANY STATE OR JURISDICTION WHERE PROHIBITED BY LAW OR TO ANY FIRM OR INDIVIDUAL TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER.

THESE SECURITIES  HAVE NOT BEEN APPROVED  OR DISAPPROVED BY THE  SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CON-
   TRARY IS A CRIMINAL OFFENSE.

                                 April   , 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Expenses...................................................................   3
Investment Objective and Policies..........................................   4
Real Estate Investment Trusts..............................................   5
Investment Strategy........................................................   5
Risk Factors...............................................................   6
Non-Diversified Status; Portfolio Turnover.................................   7
Investment Restrictions....................................................   7
Management of SC-ERF.......................................................   8
Investment Advisory Agreement..............................................  10
Administrator and Sub-Administrator........................................  10
Determination of Net Asset Value...........................................  11
Purchase of Shares.........................................................  11
Redemption of Shares.......................................................  13
Dividends and Distributions................................................  15
Taxation...................................................................  15
Organization and Description of Capital Stock..............................  16
Custodian and Transfer and Dividend Disbursing Agent.......................  17
Reports to Shareholders....................................................  17
Performance Information....................................................  17
Additional Information.....................................................  17

                                    EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

  Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-ERF.

ANNUAL FUND OPERATING EXPENSES

  SC-ERF pays for certain expenses directly out of its assets. These expenses are related to management of SC-ERF, administration and other services. For example, SC-ERF pays an advisory fee and an administrative fee to SC Investment Research. SC-ERF also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-ERF's assets to calculate SC-ERF's net asset value per share. In this manner, shareholders pay for these expenses indirectly.

  The following table is provided to help shareholders understand the direct expenses of investing in SC-ERF and the portion of SC-ERF's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-ERF's projected expenses for its current fiscal period ending December 31, 1997, assuming that SC-ERF's average annual net assets for such fiscal year are $250 million. The actual expenses in future years may be more or less than the numbers in the table, depending on a number of factors, including the actual value of SC-ERF's assets.

                                   FEE TABLE

      Shareholder Transaction Expenses:
        Maximum sales charge on purchases and reinvested
         distributions................................................ None
        Redemption fee................................................ None(1)
      Annual Fund Operating Expenses (as a percentage of average net assets):
        Management fees(2)............................................ 0.85%
        12b-1 fees.................................................... None
        Other expenses................................................ 0.29%
          Total fund operating expenses(2)............................ 1.14%

--------

(1) SC-ERF's transfer agent charges a service fee of $12.00 for each wire redemption.
(2) SC Investment Research has committed to waive fees and/or reimburse expenses to maintain SC-ERF's total operating expenses at no more than 1.20% of SC-ERF's average net assets for the year ending December 31, 1997.

EXAMPLE

                                                            ONE YEAR THREE YEARS
                                                            -------- -----------
      A shareholder would bear the following expenses on a
       $1,000 investment, assuming a five percent annual
       return and operating expenses as outlined in the
       fee table above....................................   $12.00    $36.00

                       INVESTMENT OBJECTIVE AND POLICIES

  SC-ERF's investment objective is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-ERF's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in the securities of publicly traded REITs in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. SC-ERF's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-ERF's policies, other than its investment objective and the investment restrictions described below under "Investment Restrictions," are fundamental and thus may be changed by SC-ERF's Board of Directors without shareholder approval. There can be no assurance that SC-ERF's investment objective will be achieved.

  Under normal circumstances, SC-ERF will invest at least 65% of its assets in REITs. Such equity securities will consist of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks where the conversion feature represents, in SC Investment Research's view, a significant element of the securities' value, and (iv) preferred stocks. For purposes of SC-ERF's investment policies, a "real estate company" is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in such real estate. SC-ERF may invest in securities issued by real estate companies that are controlled by Security Capital Group or its affiliates. When, in the judgment of SC Investment Research, market or general economic conditions justify a temporary defensive position, SC-ERF will deviate from its investment objective and invest all or any portion of its assets in high-grade debt securities, including corporate debt securities, U.S. government securities, and short-term money market instruments, without regard to whether the issuer is a real estate company. SC-ERF may also at any time invest funds awaiting investment or held as reserves to satisfy redemption requests or to pay dividends and other distributions to shareholders in short-term money market instruments.

  SC-ERF will not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC Investment Research will monitor the liquidity of such restricted securities under the supervision of SC-ERF's Board of Directors. If SC-ERF invests in securities issued by a real estate company that is controlled by Security Capital Group or any of its affiliates, such securities will be treated as illiquid securities. See SC-ERF's Statement of Additional Information for further discussion of illiquid securities.

  SC-ERF may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ"). Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-ERF incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-ERF purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-ERF is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. SC-ERF may also engage in short sales against the box, which involves selling a security SC-ERF holds in its portfolio for delivery at a specified date in the future. SC-ERF will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-ERF's net assets (taken at market value). See SC-ERF's Statement of Additional Information for further discussion of short sales and short sales against the box.

  SC-ERF was formed on January 23, 1997. It is currently a private investment company whose sole investor is SCERF Incorporated, an indirect, wholly-owned subsidiary of Security Capital Group. As of February 28, 1997, SC-ERF had net assets of $71.1 million.

                         REAL ESTATE INVESTMENT TRUSTS

  SC-ERF may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

                              INVESTMENT STRATEGY

  SC-ERF intends to follow an investment strategy similar to that of Security Capital Holdings, S.A.'s Special Opportunity Investments ("USREALTY Special Opportunity"). USREALTY Special Opportunity is a private investment portfolio with assets of $256.6 million (at fair market value, as of February 28, 1997) that invests primarily in publicly traded REITs in the United States. USREALTY Special Opportunity is advised by Security Capital (EU) Management S.A. SC Investment Research, acting as subadviser to Security Capital (EU) Management S.A., provides advice to USREALTY Special Opportunity with respect to investments in publicly traded U.S. REITs, relying on the same research and analytical tools and models that SC Investment Research will rely on in making investments on behalf of SC-ERF. For the year ended December 31, 1996, USREALTY Special Opportunity achieved a total return of approximately 62.5%, after the deduction of fees and expenses. Past performance is not necessarily indicative of future results. In addition, as a private investment portfolio, USREALTY Special Opportunity is not subject to the same regulatory requirements, including the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, there can be no assurance that SC-ERF can achieve results similar to those achieved by USREALTY Special Opportunity.

REIT INDUSTRY OVERVIEW

  SC Investment Research believes that the U.S. real estate industry has experienced a fundamental transformation in the last five years which has created a significant market opportunity. Direct investment of equity capital in real estate, as was prevalent in the 1980s, has decreased while investments in publicly traded Equity REITs has increased. The aggregate market capitalization of Equity REITs has increased from $11.9 billion at December 31, 1990 to $132.5 billion at December 31, 1996, primarily as a result of $48.3 billion of public offerings conducted during that period. This increasing securitization of the U.S. real estate industry, primarily in the form of REITs, offers significant benefits to shareholders, including enhanced liquidity, real-time pricing and the opportunity for optimal growth and sustainable rates of return through a more rational and disciplined approach to capital allocation and operating management.

  In addition to providing greater liquidity than direct real estate investments, REITs have also outperformed direct real estate investments for each of the past one, five, ten and fifteen year periods ended December 31, 1996. The following chart reflects the performance of U.S. REITs compared to direct U.S. real estate investments and other indices.

                          REITS VS. OTHER INVESTMENTS
                  (COMPOUNDED ANNUAL TOTAL RATES OF RETURN*)

      THROUGH DECEMBER 31,      NAREIT(1)   NCREIF(2)                      CONSUMER
      1996                     EQUITY INDEX   INDEX   S&P 500(3) BONDS(4) PRICE INDEX
      --------------------     ------------ --------- ---------- -------- -----------
      6 months................    26.63%      4.76%     11.68%     9.83%     2.90%
      1 year..................    37.27       8.47      22.96      2.94      3.32
      5 years.................    17.14       2.38      15.18      7.22      2.83
      15 years................    15.08        N/A      16.78     11.43      3.58
      20 years................    16.13        N/A      14.55      8.36      5.14

--------
* The rates of returns for the indices shown in the table reflect past performance and are not necessarily indicative of future results of such indices or individual stocks contained therein, nor are such past returns necessarily indicative of the returns that shareholders should expect to receive from SC-ERF.

(1) National Association of Real Estate Investment Trusts.
(2) National Counsel of Real Estate Investment Fiduciaries; Index began in 1982, data as of September 30, 1996.

(3) Assumes the reinvestment of all dividends.
(4) Merrill Lynch Government/Corporate Bond Index (Master).

  SC Investment Research believes that the increasing securitization of the U.S. real estate industry is still in its initial stages and that this trend will continue over the next decade. SC-ERF intends to benefit from this restructuring by investing in Equity REITs that SC Investment Research believes could produce above-average returns.

A RESEARCH-DRIVEN PHILOSOPHY AND APPROACH

  SC-ERF seeks to achieve top-quartile returns by investing primarily in Equity REITs which have the potential to deliver above-average growth. SC Investment Research believes that these investment opportunities can only be identified through the integration of extensive property market research and in-depth operating company cash flow modeling.

  Property Market Research. SC-ERF is uniquely positioned to access meaningful, proprietary real estate research collected at the market, submarket and property level. This market research is provided by operating professionals within the Security Capital Group affiliate company network and assists SC Investment Research in identifying attractive growth markets and property sectors prior to making investment decisions. Specifically, SC-ERF endeavors to identify markets reaching a "marginal turning point." The market research conducted by SC-ERF includes a comprehensive evaluation of real estate supply and demand factors (such as population and economic trends, customer and industry needs, capital flows and building permit and construction data) on a market and submarket basis and by product type. Specifically, primary market research evaluates normalized cash flow lease economics (accounting for capital expenditures and other leasing costs) to determine whether the core economy of a real estate market is expected to improve, stabilize or decline. Only through disciplined real estate market research does SC-ERF believe it can identify markets, and thus, real estate operating companies, with the potential for higher than average growth prospects.

  Real Estate Operating Company Evaluation and Cash Flow Modeling. SC Investment Research believes that analyzing the quality of a company's net cash flow ("NCF") and its potential growth is the appropriate identifier of above-average return opportunities. Certain REIT valuation models utilized by SC Investment Research integrate property market research with analysis on specific property portfolios in order to establish an independent value of the underlying sources of a company's NCF. Additional valuation models measure and compare the impact of certain factors, both internal and external, on NCF growth expectations. The data from these valuation models is ultimately compiled and reviewed in order to identify real estate operating companies with significant potential for growth.

                                 RISK FACTORS

RISKS OF INVESTMENT IN REAL ESTATE SECURITIES

  SC-ERF will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-ERF may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

  In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent on the management skills of the management of the REIT and of the operators of the real estate in which the REITs are invested and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers or customers and self-liquidation. REITs also generate expenses that are separate and apart from those charged by SC-ERF and therefore, shareholders will indirectly pay the fees charged by the REITs in which SC-ERF invests. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). The above factors may also adversely affect a borrower's or a customer's ability to meet its obligations to the REIT. In the event of a default by a borrower or customer, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

                  NON-DIVERSIFIED STATUS; PORTFOLIO TURNOVER

  SC-ERF intends to operate as a "non-diversified" investment company under the 1940 Act, which means SC-ERF is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-ERF intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which generally will relieve SC-ERF of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-ERF will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-ERF's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-ERF will not own more than 10% of the outstanding voting securities of a single issuer. SC-ERF's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-ERF, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-ERF may present greater risk to an investor than an investment in a diversified company.

  SC-ERF anticipates that its annual portfolio turnover rate will not exceed 150%, but the turnover rate will not be a limiting factor when SC Investment Research deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 150% occurs, for example, when all of the securities held by SC-ERF are replaced one and one-half times in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-ERF. High portfolio turnover may result in the realization of net short-term capital gains by SC-ERF which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."

                            INVESTMENT RESTRICTIONS

  SC-ERF has adopted certain investment restrictions, which may not be changed without the approval of the holders of a majority of SC-ERF's outstanding voting securities as defined below. The percentage limitations set forth below, as well as those described elsewhere in this Prospectus, apply only at the time an investment is made or other relevant action is taken by SC-ERF.

  In addition to other fundamental investment restrictions listed elsewhere in this Prospectus, SC-ERF will not:

    1. Make loans except through the purchase of debt obligations in accordance with its investment objective and policies;

    2. Borrow money, or pledge its assets, except that SC-ERF may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities, but not in an aggregate amount exceeding 33 1/3% of the value of SC-ERF's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of SC-ERF's total assets will be repaid before any subsequent investments are made;

    3. Invest in illiquid securities, as defined in "Investment Objective and Policies," if immediately after such investment more than 10% of SC-ERF's net assets (taken at market value) would be invested in such securities;

    4. Engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-ERF's net assets (taken at market value); or

    5. Purchase or sell real estate, except that SC-ERF may purchase securities issued by companies in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities.

  The foregoing restrictions are fundamental policies for purposes of the 1940 Act and therefore may not be changed without the approval of a majority of SC-ERF's outstanding voting securities. As used in this Prospectus, a majority of SC-ERF's outstanding voting securities means the lesser of (a) more than 50% of its outstanding voting securities or (b) 67% or more of the voting securities present at a meeting at which more than 50% of the outstanding voting securities are present or represented by proxy. SC-ERF policies and restrictions which are not fundamental may be modified by SC-ERF's Board of Directors without shareholder approval if, in the reasonable exercise of its business judgment, modification is determined to be necessary or appropriate to carry out SC-ERF's objective. However, SC-ERF will not change its investment policies or restrictions without written notice to shareholders.

                             MANAGEMENT OF SC-ERF

BOARD OF DIRECTORS

  The overall management of the business and affairs of SC-ERF is vested with the Board of Directors. The Board of Directors approves all significant agreements between SC-ERF and persons or companies furnishing services to it, including SC-ERF's agreements with SC Investment Research, or its administrator, custodian and transfer agent. The management of SC-ERF's day-to-day operations is delegated to its officers, SC Investment Research and the administrator, subject always to the investment objective and policies of SC-ERF and to general supervision by the Board of Directors. Although SC-ERF is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-ERF's Articles of Incorporation. The Directors and officers of SC-ERF and their principal occupations are set forth below.

  Stephen F. Kasbeer......   Director of SC-ERF; retired Senior Vice President
                             for Administration and Treasurer of Loyola Uni-versity Chicago.

  Anthony R. Manno, Jr....

                             Chairman, Managing Director and President of SC-ERF; Managing Director and President of SC In-vestment Research and a Managing Director of Se-curity Capital Investment Research Incorporated.

  Daniel F. Miranda.......

                             Managing Director of SC-ERF; Managing Director of SC Investment Research; and a Managing Director of Security Capital Investment Research Incorpo-rated.

  Jeffrey C. Nellessen....
                             Secretary and Treasurer of SC-ERF; Vice Presi-dent, Secretary and Treasurer of SC Investment Research.

  Kenneth D. Statz........   Vice President of SC-ERF and Senior Vice Presi-
                             dent of Security Capital Investment Research In-corporated.

SC INVESTMENT RESEARCH

  Security Capital Investment Research Group Incorporated ("SC Investment Research"), with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-ERF under the overall supervision and control of the Directors of SC-ERF. SC Investment Research intends to achieve top-quartile returns, compared with other mutual funds that invest primarily in securities issued by U.S. real estate companies, by integrating in-depth, proprietary property market research with sophisticated capital markets research and modelling. There can be no assurance that SC Investment Research will achieve this goal. SC Investment Research was formed in December 1996, and is registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). Its principal officers are Anthony R. Manno, Jr., Managing Director and President and Daniel F. Miranda, Managing Director. Messrs. Manno, Miranda and Statz are responsible for the day-to-day management of SC-ERF's portfolio. SC Investment Research is a wholly-owned subsidiary of Security Capital Group, a real estate research, investment and management company.

  Following are the employees of SC Investment Research that are responsible for identifying and analyzing investments on behalf of SC-ERF.

Albert D. Adriani...............          Vice President of SC Investment
                                          Research.

Kevin W. Bedell.................          Vice President of SC Investment
                                          Research where he is responsible for
                                          researching corporate and portfolio
                                          acquisitions.

Darcy B. Boris..................          Vice President of Security Capital
                                          Real Estate Research Group
                                          Incorporated where she conducts
                                          strategic market analyses.

Mark J. Chapman.................          President of Security Capital Real
                                          Estate Research Group Incorporated
                                          where he is director of the group
                                          and conducts strategic market
                                          analyses.

E. Elliott Crutchfield..........          SC Investment Research employee
                                          responsible for research and
                                          operations for Security Capital
                                          Preferred Growth Incorporated.

James D. Foster.................          SC Investment Research employee
                                          responsible for conducting strategic
                                          market and product analyses.

John Montaquila III.............          SC Investment Research employee
                                          responsible for conducting strategic
                                          market and product analyses.

Michael C. Montelibano..........          SC Investment Research employee
                                          responsible for conducting strategic
                                          market and product analyses.

James A. Thompson...............          Analyst with SC Investment Research.

Robert S. Underhill.............
                                          Senior Vice President of Security
                                          Capital Strategic Group Incorporated
                                          where he is responsible for
                                          researching corporate and portfolio
                                          acquisitions.

                         INVESTMENT ADVISORY AGREEMENT

  Pursuant to an investment advisory agreement (the "Advisory Agreement"), SC Investment Research furnishes a continuous investment program for SC-ERF's portfolio, makes the day-to-day investment decisions for SC-ERF, and generally manages SC-ERF's investments in accordance with the stated policies of SC-ERF, subject to the general supervision of SC-ERF's Board of Directors. SC Investment Research also selects brokers and dealers to execute purchase and sale orders for the portfolio transactions of SC-ERF. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, SC Investment Research may consider sales of shares of SC-ERF and other subjective factors in the selection of brokers and dealers to enter into portfolio transactions with SC-ERF. SC Investment Research provides persons satisfactory to the Directors of SC-ERF to serve as officers of SC-ERF. Such officers, as well as certain other employees and Directors of SC-ERF, may be directors, officers, or employees of SC Investment Research. Under the Advisory Agreement, SC-ERF pays SC Investment Research a monthly management fee in an amount equal to 1/12th of
 .85% of the average daily net assets of SC-ERF (approximately .85% on an annual basis). This fee is higher than that incurred by most other investment companies. SC Investment Research has committed to waive fees and/or reimburse expenses to maintain SC-ERF's total operating expenses at no more than 1.20% of SC-ERF's average net assets for the year ending December 31, 1997.

  In addition to the payments to SC Investment Research under the Advisory Agreement described above, SC-ERF pays certain other costs of its operations including (a) custody, transfer and dividend disbursing expenses, (b) fees of Directors who are not affiliated with SC Investment Research, (c) legal and auditing expenses, (d) clerical, accounting and other office costs, (e) costs of printing SC-ERF's prospectus and shareholder reports, (f) costs of maintaining SC-ERF's existence, (g) interest charges, taxes, brokerage fees and commissions, (h) costs of stationery and supplies, (i) expenses and fees related to registration and filing with federal and state regulatory authorities, and (j) upon the approval of SC-ERF's Board of Directors, costs of personnel of the Adviser or its affiliates rendering clerical, accounting and other office services.

  The Advisory Agreement provides that SC Investment Research will reimburse SC-ERF for its expenses (exclusive of interest, taxes, brokerage, distribution expenditures and extraordinary expenses, all to the extent permitted by applicable state securities laws and regulations) which in any year exceed the limits prescribed by any state in which SC-ERF's shares are qualified for sale. SC-ERF may not qualify its shares for sale in every state. Expense reimbursements, if any, are accrued daily and paid monthly.

                      ADMINISTRATOR AND SUB-ADMINISTRATOR

  SC Investment Research has also entered into a fund administration and servicing agreement with SC-ERF (the "Administration Agreement") under which SC Investment Research performs certain administrative functions for SC-ERF, including (i) providing office space, telephone, office equipment and supplies for SC-ERF; (ii) paying compensation of SC-ERF's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of SC-ERF; (iv) supervising preparation of the periodic updating of SC-ERF's Prospectus and Statement of Additional Information; (v) supervising preparation of quarterly reports to SC-ERF's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders;
(vi) supervising the daily pricing of SC-ERF's investment portfolio and the publication of the net asset value of SC-ERF's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-ERF, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-ERF; (ix) maintaining books and records for SC-ERF (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-ERF's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

  In accordance with the terms of the Administration Agreement and with the approval of SC-ERF's Board of Directors, SC Investment Research has caused SC-ERF to retain Firstar Trust Company (the "Sub-Administrator") as sub-administrator under a fund administration and servicing agreement (the "Sub-Administration Agreement").

  Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-ERF's net asset value and preparing such figures for publication, maintaining certain of SC-ERF's books and records that are not maintained by SC Investment Research, or the custodian or transfer agent, preparing financial information for SC-ERF's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-ERF pays the Sub-Administrator a monthly administration fee at the annual rate of .06% of the first $200 million of SC-ERF's average daily net assets, and at lower rates on SC-ERF's average daily net assets in excess of that amount, subject to an annual minimum fee of $30,000. The Sub-Administrator also serves as SC-ERF's Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."

  Under the Administration Agreement, SC Investment Research remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-ERF under the Sub-Administration Agreement, subject to the overall authority of SC-ERF's Board of Directors. For its services under the Administration Agreement, SC Investment Research receives a monthly fee from SC-ERF at the annual rate of .02% of SC-ERF's average daily net assets.

                       DETERMINATION OF NET ASSET VALUE

  Net asset value per share of common stock of SC-ERF, $.01 par value per share ("Common Stock"), will be determined on each day the New York Stock Exchange is open for trading and on each other day on which there is a sufficient degree of trading in SC-ERF's investments to affect the net asset value, as of the close of trading on the New York Stock Exchange, by adding the market value of all securities in SC-ERF's portfolio and other assets, subtracting liabilities, incurred or accrued, and dividing by the total number of SC-ERF's shares then outstanding.

  For purposes of determining SC-ERF's net asset value per share, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the NASDAQ National Market are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

  Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by SC Investment Research to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. Any securities, or other assets, for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Directors that best reflects the fair value of such securities or assets.

                              PURCHASE OF SHARES

  Shares of SC-ERF are being offered only to directors, trustees and employees of Security Capital Group and its affiliates, and members of their families. For purposes of this Prospectus, members of the families of a director, trustee or employee include the director's, trustee's or employee's spouse and parents, siblings, grandparents, children and grandchildren of the employee and his or her spouse.

  Shares of SC-ERF may be purchased through any dealer which has entered into a sales agreement with Security Capital Markets Group Incorporated, in its capacity as principal distributor of SC-ERF's shares (the "Distributor"). Firstar Trust Company, SC-ERF's Transfer Agent, may also accept purchase applications.

  The minimum initial investment in SC-ERF is $5,000. Subsequent investments in the amount of at least $500 may be made by mail or by wire. For individual retirement accounts and employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Code, the minimum initial investment is $2,000. For investors using the Automatic Investment Plan (described below), the minimum investment is $500. These minimums can be changed or waived by SC-ERF at any time. A shareholder will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

  Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S. bank, savings and loan, or credit union or by wire transfer. Orders for shares of SC-ERF will become effective at the net asset value per share next determined after receipt of payment. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to a shareholder promptly following each transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent.

  By investing in SC-ERF, a shareholder appoints the Transfer Agent, as his or her agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. All fractional shares will be held in book-entry form. IT IS MORE COMPLICATED TO REDEEM SHARES HELD IN CERTIFICATE FORM.

INITIAL INVESTMENT

  Shares may be purchased by completing the enclosed application and mailing it along with a check or money order payable to "Security Capital Employee REIT Fund Incorporated," to a securities dealer or the Transfer Agent. If mailing to the Transfer Agent, please use the following address: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to the following address: Security Capital Employee REIT Fund Incorporated, Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. SC-ERF does not consider the U.S. Postal service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or SC-ERF. Do not mail letters by overnight courier to the post office box.

  If a shareholder chooses a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase SC-ERF shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

  If a shareholder's check does not clear, a service fee of $20.00 will be charged. Such shareholder will also be responsible for any losses suffered by SC-ERF as a result. Neither cash nor third-party checks will be accepted. All applications to purchase shares are subject to acceptance by SC-ERF and are not binding until so accepted. SC-ERF reserves the right to decline or accept a purchase order application in whole or in part.

WIRE PURCHASES

  Shares may be purchased by wire only through the Transfer Agent. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of shares:

    Wire to:      Firstar Bank
                  ABA Number 075000022

    Credit:       Firstar Trust Company
                  Account 112-952-137

    Further Credit:
                  Security Capital Employee REIT Fund Incorporated (shareholder account number)
                  (shareholder name/account registration)

  Please call 1-800-699-4594 (toll free) prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. SC-ERF is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

TELEPHONE PURCHASES

  Additional shares may be purchased by moving money from a shareholder's bank account to his or her SC-ERF account. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within 3 business days. Telephone transactions may not be used for initial purchases of shares.

AUTOMATIC INVESTMENT PLAN

  The Automatic Investment Plan allows regular, systematic investments in SC-ERF from a bank checking or NOW account. SC-ERF will reduce the minimum initial investment to $500 if a shareholder elects to use the Automatic Investment Plan. To establish the Automatic Investment Plan, the appropriate section in SC-ERF's application must be completed. The Automatic Investment Plan can be set up with any financial institution that is a member of the ACH. Under certain circumstances (such as discontinuation of the Automatic Investment Plan before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), SC-ERF reserves the right to close such account. Prior to closing any account for failure to reach the minimum initial investment, SC-ERF will give a shareholder written notice and 60 days in which to reinstate the Automatic Investment Plan or otherwise reach the minimum initial investment. A shareholder should consider his or her financial ability to continue in the Automatic Investment Plan until the minimum initial investment amount is met because SC-ERF has the right to close such account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

  Under the Automatic Investment Plan, a shareholder may choose to make investments on the day of his or her choosing (or the next business day thereafter) in amounts of $500 or more. There is no service fee for participating in the Automatic Investment Plan. However, a service fee of $20.00 will be deducted from a shareholder's SC-ERF account for any Automatic Investment Plan purchase that does not clear due to insufficient funds or, if prior to notifying SC-ERF in writing or by telephone to terminate the plan, a shareholder closes his or her bank account or in any manner prevent withdrawal of funds from the designated bank checking or NOW account.

  The Automatic Investment Plan is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, a shareholder will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, a shareholder should consider his or her financial ability to continue the program through periods of low share price levels.

SUBSEQUENT INVESTMENTS

  Additional investments in SC-ERF of at least $500 may be made by mail or by wire. When an additional purchase is made by mail, a check payable to "Security Capital Employee REIT Fund Incorporated" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call 1-800-699-4594 (toll free) for complete wiring instructions.

                             REDEMPTION OF SHARES

  A shareholder may request redemption of part or all of his or her shares at any time at the next determined net asset value. See "Determination of Net Asset Value." SC-ERF normally will mail the redemption proceeds to the shareholder on the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, when a purchase has been made by check, SC-ERF may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to twelve days.

  Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-ERF of the broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."

REDEMPTION BY TELEPHONE

  Shares may also be redeemed by calling the Transfer Agent at 1-800-699-4594 (toll free). In order to utilize this procedure, a shareholder must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to such shareholder or transmitted to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "--Signature Guarantees" below. To change the address, the Transfer Agent may be called or a written request must be sent to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-ERF reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

  The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-ERF will not be liable for any loss, cost, or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-ERF reserves the right to refuse a telephone redemption request if so advised.

REDEMPTION BY MAIL

  For most redemption requests, a shareholder need only furnish a written, unconditional request to redeem his or her shares (or a fixed dollar amount) at net asset value to SC-ERF's Transfer Agent: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to Security Capital Employee REIT Fund Incorporated, Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Requests for redemption must be signed exactly as the shares are registered, including the signature of each joint owner. A shareholder must also specify the number of shares or dollar amount to be redeemed. If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Firstar Trust Company together with a redemption request. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges a $12.00 service fee for wire redemptions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC-ERF does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or SC-ERF. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

SIGNATURE GUARANTEES

  Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-ERF or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

OTHER REDEMPTION INFORMATION

  Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

  SC-ERF may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-ERF not reasonably practicable.

  The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

  A shareholder's account may be terminated by SC-ERF on not less than 30 days' notice if, at the time of any redemption of shares in his or her account, the value of the remaining shares in the account falls below $5,000 ($2,000 in the case of individual retirement accounts and employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Code). Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption. However, if a shareholder is affected by the exercise of this right, he or she will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from SC-ERF's investment income will be declared and distributed quarterly. SC-ERF intends to distribute net realized capital gains, if any, at least annually although SC-ERF's Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-ERF's distribution policies for SC-ERF and its shareholders, see "Taxation."

  Distributions will automatically be paid in full and fractional shares of SC-ERF based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.

                                   TAXATION

  The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-ERF, including the status of distributions under applicable state or local law.

FEDERAL INCOME TAXES

  SC-ERF intends to qualify to be taxed as a "regulated investment company" under the Code. To the extent that SC-ERF distributes its taxable income and net capital gain to its shareholders, qualification as a regulated investment company relieves SC-ERF of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-ERF, which does not include distributions received by SC-ERF from REITs. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-ERF at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-ERF is financed with indebtedness.

  The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-ERF to its shareholders as capital gains distributions is taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above.

  Under the current federal tax law, the amount of an income dividend or capital gains distribution declared by SC-ERF during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

  Any dividend or distribution received by a shareholder on shares of SC-ERF will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  A dividend or capital gains distribution with respect to shares of SC-ERF held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

  SC-ERF will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-ERF, or the Secretary of the Treasury notifies SC-ERF that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

  Further information relating to tax consequences is contained elsewhere in this Prospectus and in the Statement of Additional Information.

STATE AND LOCAL TAXES

  SC-ERF distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in SC-ERF.

                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

  SC-ERF was incorporated on January 23, 1997 as a Maryland corporation and is authorized to issue 50,000,000 shares of Common Stock, $.01 par value per share. SC-ERF's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-ERF's Common Stock. Each of SC-ERF's shares has equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any shares of SC-ERF. All shares of SC-ERF when duly issued will be fully paid and nonassessable. The rights of the holders of shares of Common Stock may not be modified except by the vote of a majority of the shares outstanding. The Board of Directors is authorized to reclassify and issue any unissued shares of SC-ERF without shareholder approval. Accordingly, in the future, the Directors may create additional series of shares with different investment objectives, policies or restrictions. Any issuance of shares of another class would be governed by Maryland law.

  SC-ERF is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-ERF. SC-ERF will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

             CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

  Firstar Trust Company, which has its principal business address at 615 East Michigan Street, Milwaukee, Wisconsin 53202 has been retained to act as Custodian of SC-ERF's investments and to serve as SC-ERF's transfer and dividend disbursing agent. Firstar Trust Company does not have any part in deciding SC-ERF's investment policies or which securities are to be purchased or sold for SC-ERF's portfolio.

                            REPORTS TO SHAREHOLDERS

  The fiscal year of SC-ERF ends on December 31 of each year. SC-ERF will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-ERF's independent accountants, will be sent to shareholders each year.

                            PERFORMANCE INFORMATION

  From time to time, SC-ERF may advertise its "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-ERF from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC-ERF's shares and assumes that any income, dividends and/or capital gains distributions made by SC-ERF during the period are reinvested in shares of SC-ERF. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-ERF's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-ERF's annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-ERF also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-ERF for the specific period (again reflecting changes in SC-ERF's share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

  It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information further describes the methods used to determine SC-ERF's performance.

                            ADDITIONAL INFORMATION

  Any shareholder inquiries may be directed to SC-ERF at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the Statement of Additional Information which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-ERF with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

                                     LOGO

                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603

                      STATEMENT OF ADDITIONAL INFORMATION

                                                                 April   , 1997

  Security Capital Employee REIT Fund Incorporated ("SC-ERF") is a non-diversified, no-load, open-end management investment company ("mutual fund") that seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-ERF's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in the securities of publicly traded real estate investment trusts ("REITs") in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. Security Capital Investment Research Group Incorporated (SC Investment Research) serves as both investment adviser and administrator to SC-ERF.

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY SC-ERF'S PROSPECTUS DATED APRIL , 1997 (THE "PROSPECTUS"). THIS STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL AND MORE DETAILED INFORMATION THAN THAT SET FORTH IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, ADDITIONAL COPIES OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY WRITING OR CALLING SC-ERF'S SUB-ADMINISTRATOR AT: FIRSTAR TRUST COMPANY, MUTUAL FUND SERVICES, P.O. BOX 701, MILWAUKEE, WISCONSIN 53201-0701; TELEPHONE NUMBER 1-800-699-4594 (TOLL FREE).

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
      Investment Objective and Policies....................................   2
      Investment Restrictions..............................................   4
      Management of SC-ERF.................................................   4
      Determination of Net Asset Value.....................................  11
      Redemption of Shares.................................................  12
      Portfolio Transactions and Brokerage.................................  12
      Taxation.............................................................  13
      Organization and Description of Capital Stock........................  16
      Distributor..........................................................  17
      Custodian and Transfer and Dividend Disbursing Agent.................  17
      Performance Information..............................................  17
      Counsel and Independent Accountants..................................  18
      Financial Statements.................................................  19

                       INVESTMENT OBJECTIVE AND POLICIES

  The following discussion of SC-ERF's investment objective and policies supplements, and should be read in conjunction with, the information regarding SC-ERF's investment objective and policies set forth in the Prospectus. Except as otherwise provided below under "Investment Restrictions," SC-ERF's investment policies are not fundamental and may be changed by SC-ERF's Board of Directors without the approval of the shareholders; however, SC-ERF will not change its investment policies without written notice to shareholders.

ILLIQUID SECURITIES

  SC-ERF will not invest in illiquid securities if immediately after such investment more than 10% of SC-ERF net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven business days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

  If SC-ERF invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated ("Security Capital Group") or any of its affiliates (a "Security Capital controlled real estate company"), SC-ERF may be considered an affiliate of the issuer of such securities and therefore an underwriter as such term is defined in the Securities Act. SC-ERF's ability to resell such securities without registration may, therefore, be limited. In addition, because SC-ERF is an affiliate of Security Capital Group, SC-ERF's purchases and sales of securities issued by a Security Capital controlled real estate company may be netted against sales and purchases by Security Capital and any of its other affiliates of securities of the same issuer during the six months preceding or following SC-ERF's "opposite way" transactions for purposes of Section 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). If such netting results in a profit to Security Capital Group or any of its affiliates (including SC-ERF), Security Capital or its affiliates, as the case may be, will be required to disgorge such "profits" to the issuer of such securities. Depending upon the timing of purchases and sales of securities of such an issuer by Security Capital Group and its affiliates, in order to avoid Security Capital Group or its affiliates (including SC-ERF) having to disgorge "profits" to the issuer of such securities, SC-ERF may not be able to purchase or sell securities of a Security Capital controlled real estate company, even when it might otherwise be advantageous for SC-ERF to do so. As a result, SC-ERF will treat such securities as illiquid securities.

  In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Securities and Exchange Commission (the "SEC") has adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers.

  SC Investment Research will monitor the liquidity of restricted securities in SC-ERF's portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, SC Investment Research will consider, among other factors, the following: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SHORT SALES AND SHORT SALES AGAINST THE BOX

  SC-ERF will not engage in a short sale or a short sale against the box if immediately after such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-ERF's net assets (taken at market value).

 Short Sales

  SC-ERF may seek to realize gains through short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System. Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-ERF incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-ERF purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-ERF is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, SC-ERF also may be required to pay a premium, which would increase the cost of the security sold. Until SC-ERF replaces a borrowed security in connection with a short sale, SC-ERF will: (a) maintain daily a segregated account containing cash or U.S. government securities, at such a level that (i) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

  Since short selling can result in profits when stock prices generally decline, SC-ERF in this manner, can, to a certain extent, hedge the market risk to the value of its other investments and protect its equity in a declining market. However, SC-ERF could, at any given time, suffer both a loss on the purchase or retention of one security, if that security should decline in value, and a loss on a short sale of another security, if the security sold short should increase in value. Moreover, to the extent that in a generally rising market SC-ERF maintains short positions in securities rising with the market, the net asset value of SC-ERF would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales.

 Short Sales Against the Box

  When SC Investment Research believes that the price of a particular security in SC-ERF's portfolio may decline, it may sell the security short against the box which involves selling the security for delivery at a specified date in the future. If, for example, SC-ERF bought 100 shares of XYZ REIT at $40 per share in January and the price appreciates to $50 in March, SC-ERF might "sell short" the 100 shares at $50 for delivery the following July. Thereafter, if the price of the stock declines to $45, it will realize the full $1,000 gain rather than the $500 gain it would have received had it sold the stock in the market. On the other hand, if the price appreciates to $55 per share, SC-ERF would be required to sell at $50 and thus receive a $1,000 gain rather than the $1,500 gain it would have received had it sold the stock in the market. SC-ERF may also be required to pay a premium for short sales against the box which would partially offset its gain.

                            INVESTMENT RESTRICTIONS

  SC-ERF is subject to certain investment restrictions, in addition to those listed in the Prospectus, which are deemed fundamental policies of SC-ERF. Such fundamental policies are those which cannot be changed without the approval of the holders of a majority of SC-ERF's outstanding shares which means the vote of (i) 67% or more of SC-ERF's shares present at a meeting, if the holders of more than 50% of the outstanding shares of SC-ERF are present or represented by proxy, or (ii) more than 50% of SC-ERF's outstanding shares, whichever is less.

  SC-ERF may not:

    1. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

    2. Participate on a joint or joint and several basis in any securities trading account;

    3. Invest in companies for the purpose of exercising control;

    4. Purchase a security if, as a result (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange), SC-ERF would own any securities of an open-end investment company or more than 3% of the value of SC-ERF's total assets would be invested in securities of any closed-end investment company or more than 10% of such value in closed-end investment companies in general; or

    5. (a) purchase or sell commodities or commodity contracts; (b) invest in interests in oil, gas, or other mineral exploration or development programs; (c) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions and except for borrowings in an amount not exceeding 33 1/3% of the value of SC-ERF's total assets; or (d) act as an underwriter of securities, except that SC-ERF may acquire restricted securities under circumstances in which, if such securities were sold, SC-ERF might be deemed to be an underwriter for purposes of the Securities Act.

                             MANAGEMENT OF SC-ERF

  The directors and officers of SC-ERF and their principal occupations during the past five years are set forth below.

                                                         PRINCIPAL
                                                     OCCUPATIONS DURING
       NAME AND ADDRESS           OFFICE            THE PAST FIVE YEARS
       ----------------           ------            -------------------
Stephen F. Kasbeer............ Director     Retired; Senior Vice President for
8 Bonanza Trail                             Administration and Treasurer of
Santa Fe, New Mexico 87505                  Loyola University Chicago from 1981
                                            to July 1994, where he was
                                            responsible for administration,
                                            investment, real estate and
                                            treasurer functions, served as Chief
                                            Investment Officer, was Chairman of
                                            the Operations Committee, was a
                                            member of the Investment and Finance
                                            Committees of the Board of Trustees
                                            and was President and a Director of
                                            the Loyola Management Company.
Anthony R. Manno, Jr.......... Chairman,    Mr. Manno has served as Managing
11 South LaSalle Street        Managing     Director and President of SC
Chicago, Illinois 60603        Director and Investment Research since December
                               President    1996 and as a Managing Director of
                                            Security Capital Investment Research
                                            Incorporated since January 1995,
                                            where he is responsible for
                                            overseeing all

                                                 investment and capital allocation
                                                 recommendations for Security Capital
                                                 Investment Research's public market
                                                 securities activities and also
                                                 responsible for company and industry
                                                 analysis, market strategy and
                                                 trading and reporting. Mr. Manno
                                                 served as a member of the Security
                                                 Capital Group Incorporated
                                                 Investment Committee from March 1994
                                                 to June 1996. From March 1980 to
                                                 March 1994, Mr. Manno served as a
                                                 Managing Director of LaSalle
                                                 Partners Limited, a real estate
                                                 investment firm, where he was
                                                 responsible
                                                 for the firm's Finance Group and
                                                 where he served as a member of the
                                                 firm's Investment Committee. Mr.
                                                 Manno received his M.B.A. from the
                                                 University of Chicago Graduate
                                                 School of Business, an M.A. and B.A.
                                                 in Economics from Northwestern
                                                 University and is a Certified Public
                                                 Accountant.
Daniel F. Miranda....... Managing Director       Mr. Miranda has served as Managing
11 South LaSalle Street                          Director of SC Investment Research
Chicago, Illinois 60603                          since December 1996 and as a
                                                 Managing Director of Security
                                                 Capital Investment Research
                                                 Incorporated since September 1996,
                                                 where he is responsible for
                                                 operating oversight of Security
                                                 Capital Investment Research's public
                                                 market securities activities and
                                                 various private U.S. real estate
                                                 operating companies. Mr. Miranda has
                                                 served as a
                                                 member of the Security Capital
                                                 Investment Research Investment
                                                 Committee from September 1996 to the
                                                 present. From September 1991 to
                                                 September 1996, Mr. Miranda was a
                                                 managing director of GE Capital
                                                 Finance, where he was responsible
                                                 for national real estate services
                                                 (from September 1994 to September
                                                 1996) and a $1.2 billion real estate
                                                 portfolio in the 14-state Midwest
                                                 region (from September 1991 to
                                                 September 1994) and where he also
                                                 served as a member of its Senior
                                                 Management Committee. Mr. Miranda
                                                 received his J.D. from Columbia
                                                 University and an A.B. from the
                                                 University of California at
                                                 Berkeley.
Jeffrey C. Nellessen.... Secretary and Treasurer Mr. Nellessen has served as Vice
11 South LaSalle Street                          President, Secretary and Treasurer
Chicago, Illinois 60603                          of SC Investment Research since
                                                 March 1997, where he is responsible
                                                 for compliance, financial control

                                            and accounting coordination for
                                            public securities activities.
                                            Previously, Mr. Nellessen was
                                            associated with Strong Capital
                                            Management. During his eight-year
                                            tenure at Strong Capital, Mr.
                                            Nellessen served as controller,
                                            manager of client administration for
                                            various separate accounts and hedge
                                            funds, and compliance officer. Prior
                                            to joining Strong Capital, Mr.
                                            Nellessen was a senior auditor at
                                            Arthur Andersen LLP. Mr. Nellessen
                                            is a Certified Public Accountant,
                                            Certified Management Accountant and
                                            Certified Financial Planner. He
                                            received his B.A. from the
                                            University of Wisconsin, Madison.
Kenneth D. Statz.............. Vice         Mr. Statz has served as Senior Vice
11 South LaSalle Street        President    President of Security Capital
Chicago, Illinois 60603                     Investment Research Incorporated
                                            since July 1996 (Vice President from
                                            March 1995 to June 1996), where he
                                            is responsible for the development
                                            and implementation of portfolio
                                            investment strategy. From February
                                            1993 to January 1995, Mr. Statz was
                                            a Vice President in
                                            the investment research department
                                            of Goldman, Sachs & Co.,
                                            concentrating on research and
                                            underwriting for the REIT industry.
                                            From August 1982 to February 1992,
                                            Mr. Statz was a REIT portfolio
                                            manager and a managing director of
                                            Chancellor Capital Management. Mr.
                                            Statz received his M.B.A. and B.B.A.
                                            from the University of Wisconsin,
                                            Madison.

COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS

  The Directors of SC-ERF who are interested persons, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of SC-ERF (which includes persons who are employees of SC Investment Research or officers or employees of any of its affiliates) receive no remuneration from SC-ERF. Each of the other Directors is paid an annual retainer of $14,000, an additional annual retainer of $1,000 for each committee of the Board of Directors for which he or she serves as chairperson, and a fee of $1,000 for each meeting attended (other than telephonically) and is reimbursed for the expenses of attendance at such meetings. The following table sets forth information regarding estimated compensation of Directors by SC-ERF for the fiscal year ending December 31, 1997.

                             COMPENSATION TABLE(1)
                     FISCAL YEAR ENDING DECEMBER 31, 1997

                                        PENSION OR
                                        RETIREMENT
                                         BENEFITS  ESTIMATED
                                        ACCRUED AS   ANNUAL         TOTAL
                            AGGREGATE    PART OF    BENEFITS    COMPENSATION
                           COMPENSATION   SC-ERF      UPON       FROM SC-ERF
NAME OF PERSON, POSITION   FROM SC-ERF   EXPENSES  RETIREMENT PAID TO DIRECTORS
------------------------   ------------ ---------- ---------- -----------------
Stephen F. Kasbeer
   Director...............   $14,500       N/A        N/A          $14,500
**Anthony R. Manno, Jr.
   Chairman, Managing
   Director and President.         0       N/A        N/A                0

--------

**"Interested person," as defined in the 1940 Act, of SC-ERF.

(1) For the period January 1, 1997 to December 31, 1997.

SC INVESTMENT RESEARCH

  Security Capital Investment Research Group Incorporated, a registered investment adviser, was formed in December 1996 and specializes in the management of real estate securities portfolios. SC Investment Research is a wholly-owned subsidiary of Security Capital Group, a privately-held Maryland corporation.

  Following are the employees of SC Investment Research that are responsible for identifying and analyzing investments on behalf of SC-ERF.

Albert D. Adriani..................       Vice President of SC Investment
                                          Research. Previously, Mr. Adriani
                                          was with Security Capital Markets
                                          Group Incorporated in the United
                                          States, where he provided capital
                                          markets services to affiliates of
                                          the firm. Prior to joining Security
                                          Capital Markets Group, Mr. Adriani
                                          was an investment analyst with HAL
                                          Investments and a real estate
                                          analyst with Prudential Property,
                                          where he appraised the internal
                                          portfolio. Mr. Adriani received his
                                          M.B.A. from the University of
                                          Chicago Graduate School of Business
                                          and his B.A. from the University of
                                          Chicago.

Kevin W. Bedell....................       Vice President of SC Investment
                                          Research, where he is responsible
                                          for researching corporate and
                                          portfolio acquisitions. Prior to
                                          joining SC Investment Research, Mr.
                                          Bedell was equity vice president and
                                          portfolio manager for the LaSalle
                                          Street Fund, Inc., where he was
                                          responsible for the strategic,
                                          operational and financial management
                                          of a private REIT with commercial
                                          real estate investments of $600-800
                                          million. Previously, Mr. Bedell was
                                          equity vice president and vice
                                          president for financial management
                                          of LaSalle Partners' commingled
                                          fund. Mr. Bedell received his M.B.A.
                                          from the University of Chicago and
                                          his B.A. from Kenyon College.

Darcy B. Boris.....................       Vice President of Security Capital
                                          Real Estate Research Group
                                          Incorporated, where she conducts
                                          strategic market analyses for
                                          affiliates of the firm. Prior to
                                          joining Real Estate Research Group,
                                          Ms. Boris was with Security Capital
                                          Markets Group Incorporated, where
                                          she provided capital markets
                                          services to affiliates of the firm.
                                          Prior to joining Security Capital
                                          Markets Group, Ms. Boris was
                                          associated with Summerhill
                                          Development Company, the multifamily
                                          development subsidiary of Marcus &
                                          Millichap, Incorporated, where she
                                          managed the development of
                                          multifamily housing. Previously, she
                                          was an analyst for its property
                                          investment subsidiary. Ms. Boris
                                          received her M.B.A. from the
                                          University of California at Berkeley
                                          and her B.A. from Stanford
                                          University.

Mark J. Chapman....................       President of Security Capital Real
                                          Estate Research Group Incorporated,
                                          where he is director of the group
                                          and conducts strategic market
                                          analyses for affiliates of the firm.
                                          Previously, Mr. Chapman was a Vice
                                          President of Security Capital
                                          Pacific Trust with asset management
                                          responsibilities in five major
                                          markets. Prior to joining Security
                                          Capital Pacific Trust, Mr. Chapman
                                          was a Vice President at Copley Real
                                          Estate Advisors, Inc., where he
                                          directed asset management for Copley
                                          assets located from Connecticut to
                                          Virginia, valued in excess of $1.5
                                          billion. Previously, Mr. Chapman was
                                          a director of asset management for
                                          Liberty Real Estate responsible for
                                          multifamily, office and retail
                                          assets east of the Mississippi
                                          River. Mr. Chapman received his B.S.
                                          from Marquette University.

E. Elliott Crutchfield.............       SC Investment Research employee
                                          responsible for research and
                                          operations for Security Capital
                                          Preferred Growth Incorporated.
                                          Previously, Mr. Crutchfield was in
                                          the Management Development Program
                                          with Security Capital Group, working
                                          in six-month rotational assignments
                                          with Managing Directors of the firm.
                                          Prior to joining Security Capital
                                          Group, Mr. Crutchfield was a
                                          relationship manager in the
                                          commercial real estate division of
                                          NationsBank Corporation, where he
                                          participated in the financing of new
                                          development projects and the
                                          structuring and underwriting of
                                          various REIT credit facilities. Mr.
                                          Crutchfield received his M.B.A. from
                                          The Wharton School at the University
                                          of Pennsylvania and his B.A. from
                                          Davidson College.

James D. Foster....................       SC Investment Research employee
                                          responsible for conducting strategic
                                          market and product analyses for
                                          affiliates of the firm. Prior to
                                          joining SC Investment Research, Mr.
                                          Foster was an account manager with
                                          the government securities clearance
                                          division of the Bank of New York.
                                          Previously, Mr. Foster was employed
                                          by the National Basketball
                                          Association and the New York
                                          Yankees. Mr. Foster received his
                                          M.B.A. from the University of
                                          Chicago Graduate School of Business
                                          and his B.A. from Tufts University.

John Montaquila III................       SC Investment Research employee
                                          responsible for conducting strategic
                                          market and product analyses for
                                          affiliates of the firm. Previously,
                                          Mr. Montaquila was in the Management
                                          Development Program with Security
                                          Capital Group, working in six-month
                                          rotational assignments with Managing
                                          Directors of the firm. Prior to
                                          joining Security Capital Group, Mr.
                                          Montaquila was a vice president in
                                          the investment
                                          real estate division of The Boston
                                          Financial Group. Mr. Montaquila
                                          received his M. M. from J.L. Kellogg
                                          Graduate School of Management at
                                          Northwestern University and his B.S.
                                          from The Wharton School, University
                                          of Pennsylvania.

Michael C. Montelibano.............       SC Investment Research employee
                                          responsible for conducting strategic
                                          market and product analyses for
                                          affiliates of the firm. Previously,
                                          Mr. Montelibano was in the
                                          Management Development Program with
                                          Security Capital Group, working in
                                          six-month rotational assignments
                                          with Managing Directors of the firm.
                                          Prior to joining Security Capital
                                          Group, Mr. Montelibano was a
                                          consultant for Ayala Land,
                                          Incorporated, in the Philippines,
                                          where he conducted financial
                                          analyses of office and residential
                                          development projects and was a
                                          consultant for Bank of America in
                                          Malaysia, where he conducted market
                                          research studies on retail banking.
                                          Previously, Mr. Montelibano was a
                                          senior consultant with Andersen
                                          Consulting, where he focused on the
                                          telecommunications and financial
                                          sectors. Mr. Montelibano received
                                          his M.B.A. from the University of
                                          California, Berkeley, and his B.S.
                                          from the University of California,
                                          San Diego.

James A. Thompson..................       Analyst with SC Investment Research.
                                          Previously, Mr. Thompson was with
                                          Security Capital Industrial Trust,
                                          where he managed the acquisition
                                          analyst team. Prior to joining
                                          Security Capital Industrial Trust,
                                          Mr. Thompson was a corporate
                                          financial analyst with Continental
                                          Bank. Mr. Thompson received his
                                          B.B.A. from Gonzaga University.

Robert S. Underhill................       Senior Vice President of Security
                                          Capital Strategic Group
                                          Incorporated, where he is
                                          responsible for researching
                                          corporate and portfolio
                                          acquisitions. Prior to joining
                                          Security Capital Strategic Group
                                          Incorporated, Mr. Underhill was a
                                          senior vice president of LaSalle
                                          Partners Limited, where he was
                                          responsible for the investment
                                          management of a $3.5 billion
                                          portfolio of office and retail
                                          properties. Previously, Mr.
                                          Underhill was responsible for
                                          directing LaSalle Partners corporate
                                          services' activity in Europe. Mr.
                                          Underhill received his M.B.A. from
                                          Northwestern University and his B.A.
                                          from Colby College.

INVESTMENT ADVISORY AGREEMENT

  Certain other clients of SC Investment Research may have investment objectives and policies similar to those of SC-ERF. SC Investment Research may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with SC-ERF. If transactions on behalf of more than one client during the same period increase the demand for securities being sold, there may be an adverse effect on the price of such securities. It is the policy of SC Investment Research to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by SC Investment Research to the accounts involved, including SC-ERF. When two or more of the clients of SC Investment Research (including SC-
ERF) are purchasing or selling the same security on a given day through the same broker-dealer, such transactions may be averaged as to price.

  SC Investment Research's advice to SC-ERF with respect to purchases or sales of securities issued by a Security Capital controlled real estate company may be affected by sales or purchases by Security Capital Group or its affiliates of securities issued by the same issuer. Because SC-ERF is an affiliate of Security Capital Group, SC-ERF's purchases and sales of securities issued by such an issuer may be netted against sales and purchases by Security Capital Group and any of its other affiliates of securities of such issuer during the six months preceding or following SC-ERF's "opposite way" transactions for purposes of Section 16 of the Exchange Act. If such netting results in a profit to Security Capital Group or any of is affiliates (including SC-ERF), Security Capital Group or its affiliates, as the case may be, will be required to disgorge such "profits" to the issuer of such securities. As a result, SC Investment Research's recommendations to SC-ERF may be affected by SC Investment Research's desire to avoid SC-ERF or Security Capital Group or any of its other affiliates having to disgorge profits to such issuer.

  Pursuant to an investment advisory agreement (the "Advisory Agreement"), SC Investment Research furnishes a continuous investment program for SC-ERF's portfolio, makes the day-to-day investment decisions for SC-ERF, executes the purchase and sale orders for the portfolio transactions of SC-ERF and generally manages SC-ERF's investments in accordance with the stated policies of SC-ERF, subject to the general supervision of SC-ERF's Board of Directors.

  Under the Advisory Agreement, SC-ERF will pay SC Investment Research a monthly management fee in an amount equal to 1/12th of .85% of the average daily value of the net assets of SC-ERF (approximately .85% on an annual basis). SC Investment Research has committed to waive fees and/or reimburse expenses to maintain SC-ERF's total operating expenses at no more than 1.20% of SC-ERF's average net assets for the year ending December 31, 1997. Expense reimbursements, if any, are accrued daily and paid monthly.

  SC Investment Research also provides SC-ERF with such personnel as SC-ERF may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which SC Investment Research is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of SC-ERF, may be employees of SC Investment Research or its affiliates. The cost to SC-ERF of these services must be agreed to by SC-ERF and is intended to be no higher than the actual cost to SC Investment Research or its affiliates of providing the services. SC-ERF does not pay for services performed by officers of SC Investment Research or its affiliates. SC-ERF may from time to time hire its own employees or contract to have services performed by third parties, and the management of SC-ERF intends to do so whenever it appears advantageous to SC-ERF.

  The Advisory Agreement was approved on April 11, 1997 by SC-ERF's Directors, including a majority of the Directors who are not interested persons (as defined in the 1940 Act) of SC-ERF or SC Investment Research and by the sole initial shareholder of SC-ERF on April 11, 1997. The Advisory Agreement continues in effect until April 11, 1999 and will continue in effect from year to year thereafter, provided that its continuance is specifically approved prior to the initial expiration of the Advisory Agreement or annually thereafter, as the case may be, by the Directors or by a vote of the shareholders, and in either case by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval.

  The Advisory Agreement is terminable without penalty by SC-ERF on sixty days' written notice when authorized either by majority vote of its outstanding voting securities or by a vote of a majority of its Directors, or by SC Investment Research on sixty days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of SC Investment Research, or of reckless disregard of its obligations thereunder, SC Investment Research shall not be liable for any action or failure to act in accordance with its duties thereunder.

ADMINISTRATOR AND SUB-ADMINISTRATOR

  SC-ERF has also entered into a fund administration and servicing agreement with SC Investment Research (the "Administration Agreement") under which SC Investment Research performs certain administrative functions for SC-ERF, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying compensation of SC-ERF's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of SC-ERF; (iv) supervising preparation of the periodic updating of SC-ERF's Prospectus and Statement of Additional Information; (v) supervising preparation of quarterly reports to SC-ERF's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders;
(vi) supervising the daily pricing of SC-ERF's investment portfolio and the publication of the net asset value of SC-ERF's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-ERF, including SC-ERF's custodian (the "Custodian"), transfer agent (the "Transfer Agent") and printers; (viii) providing trading desk facilities for SC-ERF; (ix) maintaining books and records for SC-ERF (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-ERF's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

  In accordance with the terms of the Administration Agreement and with the approval of SC-ERF's Board of Directors, SC Investment Research has caused SC-ERF to retain Firstar Trust Company (the "Sub-Administrator") as sub-administrator under a fund administration and servicing agreement (the "Sub-Administration Agreement").

  Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-ERF's net asset value and preparing such figures for publication, maintaining certain of SC-ERF's books and records that are not maintained by the Adviser, Custodian or Transfer Agent, preparing financial information for SC-ERF's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-ERF pays the Sub-Administrator a monthly administration fee at the annual rate of .06% of the first $200 million of SC-ERF's average daily net assets, and at lower rates on SC-ERF's average daily net assets in excess of that amount, subject to an annual minimum fee of $30,000. The Sub-Administrator also serves as the Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."

  Under the Administration Agreement, SC Investment Research remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-ERF under the Sub-Administration Agreement, subject to the overall authority of SC-ERF's Board of Directors. For its services under the Administration Agreement, SC Investment Research receives a monthly fee from SC-ERF at the annual rate of .02% of SC-ERF's average daily net assets.

  The Administration Agreement is terminable by either party on sixty days' written notice to the other. The Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of SC Investment Research, or of reckless disregard of its obligations thereunder, SC Investment Research shall not be liable for any action or failure to act in accordance with its duties thereunder.

                       DETERMINATION OF NET ASSET VALUE

  Net asset value per share will be determined by SC-ERF on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of SC-ERF to affect materially the Fund's net asset value. The New York Stock Exchange is closed on Saturdays, Sundays, and on New Year's Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day and Christmas Day (collectively, the "Holidays"). When any Holiday falls on a Saturday, the Exchange is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday. No redemptions will be made on Martin Luther King Day (the third Monday in January), Columbus Day (the second Monday in October) and Veteran's Day, nor on any of the Holidays.

  For purposes of determining SC-ERF's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

                             REDEMPTION OF SHARES

  Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of SC-ERF's Board of Directors and taken at their value used in determining SC-ERF's net asset value per share as described in the Prospectus under "Determination of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless SC-ERF's Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of SC-ERF. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. SC-ERF will not distribute in kind portfolio securities that are not readily marketable.

  SC-ERF has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates SC-ERF to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of SC-ERF at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, SC-ERF reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of redemption in cash would be deterimental to the existing shareholders of SC-ERF as determined by the board of directors. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should SC-ERF distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  Subject to the supervision of the Directors, decisions to buy and sell securities for SC-ERF and negotiation of its brokerage commission rates are made by SC Investment Research. Transactions on U.S. stock exchanges involve the payment by SC-ERF of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by SC-ERF usually includes an undisclosed dealer commission or mark-up. In certain instances, SC-ERF may make purchases of underwritten issues at prices which include underwriting fees.

  In selecting a broker to execute each particular transaction, SC Investment Research will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of SC-ERF on a continuing basis. Accordingly, the cost of the brokerage commissions to SC-ERF in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, SC Investment Research shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of it having caused SC-ERF to pay a broker that provides research services to SC Investment Research an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if SC Investment Research determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or SC Investment

Research's ongoing responsibilities with respect to SC-ERF. Research and investment information is provided by these and other brokers at no cost to SC Investment Research and is available for the benefit of other accounts advised by SC Investment Research and its affiliates, and not all of the information will be used in connection with SC-ERF. While this information may be useful in varying degrees and may tend to reduce SC Investment Research's expenses, it is not possible to estimate its value and in the opinion of SC Investment Research it does not reduce SC Investment Research's expenses in a determinable amount. The extent to which SC Investment Research makes use of statistical, research and other services furnished by brokers is considered by SC Investment Research in the allocation of brokerage business but there is no formula by which such business is allocated. SC Investment Research does so in accordance with its judgment of the best interests of SC-ERF and its shareholders. SC Investment Research may also take into account payments made by brokers effecting transactions for SC-ERF to other persons on behalf of SC-ERF for services provided to it for which it would be obligated to pay (such as custodial and professional fees). In addition, consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, SC Investment Research may consider sales of shares of SC-ERF as a factor in the selection of brokers and dealers to enter into portfolio transactions with SC-ERF.

                                   TAXATION

TAXATION OF SC-ERF

  SC-ERF intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

  To qualify as a regulated investment company, SC-ERF must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, (i) stock or securities, (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to SC-ERF's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months; (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of SC-ERF's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of SC-ERF's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

  As a regulated investment company, SC-ERF generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. SC-ERF intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, SC-ERF must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by SC-ERF in

October, November or December with a record date in such a month and paid by SC-ERF during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, SC-ERF intends to make its distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS

  Dividends paid out of SC-ERF's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because a portion of SC-ERF's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by SC-ERF may be eligible for the corporate dividends-received deduction. Dividends paid by SC-ERF attributable to dividends received by SC-ERF from REITs or corporations exempt from federal income tax under Section 501 of the Code, however, are not eligible for such deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held SC-ERF's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have taxable income from the receipt of, and a cost basis in, each such share equal to the net asset value of a share of SC-ERF on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

  The portion of a SC-ERF distribution classified as a return of capital generally is not taxable to SC-ERF shareholders, but it will reduce their tax basis in their shares, which in turn would effect the amount of gain or loss shareholders would realize on the sale or redemption of their shares. If a return of capital distribution exceeds a shareholder's tax basis in his shares, the excess is generally taxed as capital gain to the shareholder assuming the shares are a capital asset.

  REITs do not provide complete information about the taxability of their distributions (i.e., how much of their distributions represent a return of capital) until after the calendar year ends. As a result, SC-ERF may not be able to determine how much of SC-ERF's annual distributions for a particular year are taxable to shareholders until after the traditional January 31 deadline for issuing Form 1099-DIV ("Form 1099"). SC-ERF in such circumstance may send to shareholders amended Form 1099s after January 31 or may request permission from the Internal Revenue Service for an extension permitting SC-ERF to send the Form 1099 in February.

SALE OF SHARES

  Upon the sale or other disposition of shares of SC-ERF, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of SC-ERF shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS

  SC-ERF may invest in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of SC-ERF's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as SC-ERF, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. SC Investment Research does not intend on behalf of SC-ERF to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

BACKUP WITHHOLDING

  Except as described below, SC-ERF is required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide SC-ERF with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

  U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("foreign shareholder") depends on whether the income of SC-ERF is "effectively connected" with a U.S. trade or business carried on by the shareholder.

  Income Not Effectively Connected. If the income from SC-ERF is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see "Taxation-- Investments in Real Estate Investment Trusts," above)), which tax is generally withheld from such distributions.

  Distributions of capital gain dividends and any amounts retained by SC-ERF which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, SC-ERF may be required to withhold U.S. income tax at a rate of 31% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Taxation--Backup Withholding," above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of SC-ERF in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of SC-ERF and the five year period ending on the date of the disposition of those shares, SC-ERF was a "U.S. real property holding corporation" (and, if the shares of SC-ERF are regularly traded on an established securities market, the foreign shareholder held more than 5% of the shares of SC-ERF), in which event the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. A corporation is a "U.S. real property holding corporation" if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of SC-ERF, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

  Income Effectively Connected. If the income from SC-ERF is "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by SC-ERF which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of SC-ERF will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in SC-ERF.

OTHER TAXATION

  SC-ERF shareholders may be subject to state, local and foreign taxes on their SC-ERF distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in SC-ERF.

                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

  SC-ERF was incorporated on January 23, 1997 as a Maryland corporation and is authorized to issue 50,000,000 shares of common stock, $.01 par value per share (the "Common Stock"). SC-ERF's shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. All shares of SC-ERF, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in SC-ERF's Articles of Incorporation and By-Laws which have been filed with the SEC as exhibits to the registration statement of which this Statement of Additional Information is a part.

  The Board of Directors is authorized to reclassify and issue any unissued shares of SC-ERF without shareholder approval. Accordingly, in the future, the Directors may create additional series of shares with different investment objectives, policies or restrictions. Any issuance of shares of another class would be governed by Maryland law.

  At April 18, 1997, there were 8,427,004 shares of Common Stock outstanding. At such date the Directors and officers as a group beneficially owned, directly or indirectly, including the power to vote or to dispose of, less than 1% of the outstanding shares of SC-ERF. Also as of that date, the following persons owned of record 5% or more of SC-ERF's shares:

                                                       NUMBER OF   PERCENTAGE OF
      NAME OF SHAREHOLDER                             SHARES OWNED SHARES OWNED
      -------------------                             ------------ -------------
      SCERF Incorporated
      (a Maryland corporation)
      3753 Howard Hughes Parkway
      Las Vegas, Nevada 89109........................  8,427,004       100%

                                  DISTRIBUTOR

  Security Capital Markets Group Incorporated, an affiliate of SC Investment Research, serves without charge as the Distributor of shares of SC-ERF. Security Capital Markets Group Incorporated is not obligated to sell any specific amount of shares and will sell shares, as agent for SC-ERF, on a best efforts continuous basis only against orders to purchase shares.

             CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

  Firstar Trust Company which has its principal business at 615 East Michigan Street, Milwaukee, Wisconsin 53202 has been retained to act as Custodian of SC-ERF's investments and as SC-ERF's transfer and dividend disbursing agent. Firstar Trust Company does not determine the investment policies of SC-ERF or decide which securities SC-ERF will buy or sell.

                            PERFORMANCE INFORMATION

  From time to time, SC-ERF may quote SC-ERF's total return in advertisements or in reports and other communications to shareholders. SC-ERF's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of SC-ERF's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in SC-ERF with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing SC-ERF's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

AVERAGE ANNUAL TOTAL RETURN

  SC-ERF's "average annual total return" figures described in the Prospectus are computed according to a formula. The formula can be expressed as follows:

                                P(1 + T)n = ERV

Where:
    P  =    a hypothetical initial payment of $1,000
    T  =    average annual total return
    n  =    number of years
    ERV
       =
            Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-
            , 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

AGGREGATE TOTAL RETURNS

  SC-ERF's aggregate total return figures described in the Prospectus represent the cumulative change in the value of an investment in SC-ERF for the specified period and are computed by the following formula.

                                               ERV-P
                             Aggregate Total   -----
                                Return =         P

Where:
    P  =    a hypothetical initial payment of $1,000.

    ERV
       = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

YIELD

  Quotations of yield for SC-ERF will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                      a-b
                          Yield = 2[(      + 1)/6/-1]
                                      cd

Where:
    a  =    dividends and interest earned during the period.
    b  =    expenses accrued for the period (net of reimbursements)
    c  =    the average daily number of shares outstanding during the period that were entitled to receive dividends
    d  =    the maximum offering price per share on the last day of the period.

  In reports or other communications to shareholders of SC-ERF or in advertising materials, SC-ERF may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. SC-ERF may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole--the beta--or in absolute terms--the standard deviation.)

                      COUNSEL AND INDEPENDENT ACCOUNTANTS

  Legal matters in connection with the issuance of the shares of SC-ERF offered hereby will be passed upon by Mayer, Brown & Platt, 190 South LaSalle Street, Chicago, Illinois 60603, which will rely as to certain matters of Maryland law on an opinion of Ballard Spahr Andrews & Ingersoll.

  Arthur Andersen LLP have been appointed as independent accountants for SC-
ERF.

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Unitholders and Board of Directors of Security Capital Employee REIT Fund Incorporated:

  We have audited the accompanying balance sheet of Security Capital Employee REIT Fund Incorporated (a Maryland corporation), including the schedule of investments, as of February 28, 1997, and the related statements of operations and changes in net assets and the financial highlights for the period from December 20, 1996 (inception date), to February 28, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997, by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Security Capital Employee REIT Fund Incorporated as of February 28, 1997, the results of its operations, the changes in its net assets and its financial highlights for the period from December 20, 1996 (inception date), to February 28, 1997, in conformity with generally accepted accounting principles.

                                          Arthur Andersen LLP

Chicago, Illinois,
March 20, 1997

               SECURITY CAPITAL EMPLOYEE REIT FUND INCORPORATED
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 1997

                                                        NUMBER OF
INVESTMENT IN SECURITIES (99.7%)                      COMMON SHARES MARKET VALUE
--------------------------------                      ------------- ------------
REAL ESTATE INVESTMENT TRUSTS (99.7%)
  Beacon Properties Corp.............................    277,400    $ 9,847,700
  Public Storage Inc.................................    288,500      7,753,438
  Spieker Properties Inc.............................    165,500      6,020,063
  Prentiss Properties Trust SBI......................    173,500      4,684,500
  Apartment Investment & Management Co. Class A......    154,067      4,467,943
  Essex Property Trust Inc...........................    123,700      3,711,000
  Wellsford Residential Property Trust SBI...........    126,300      3,694,275
  Macerich Co........................................    133,000      3,674,125
  Charles E. Smith Residential Realty Inc............    114,100      3,223,325
  Pacific Gulf Properties Inc........................    140,700      3,200,925
  Kimco Realty Corp..................................     87,000      2,925,375
  Weingarten Realty Investors SBI....................     67,500      2,894,063
  Urban Shopping Centers Inc.........................     90,200      2,830,025
  Western Investment Real Estate Trust...............    199,600      2,569,850
  RFS Hotel Investors Inc............................    139,000      2,363,000
  Koger Equity Inc...................................    125,000      2,234,375
  Taubman Centers Inc................................    127,100      1,668,188
  Associated Estates Realty Corp.....................     65,700      1,543,950
  AMLI Residential Properties Trust SBI..............     44,200      1,049,748
                                                                    -----------
    TOTAL INVESTMENT IN SECURITIES (99.7%)
     (Cost $69,136,574) (a)..........................                70,355,868
                                                                    -----------
    OTHER ASSETS LESS LIABILITIES (0.3%).............                   776,632
                                                                    -----------
      Net Assets (100.0%)............................               $71,132,500
                                                                    ===========

--------
(a) At February 28, 1997, the net unrealized gain on investments based on cost of $1,219,294 was as follows:

       Aggregate gross unrealized gain for all investments for
        which there is an excess of market value over cost........ $2,126,418
       Aggregate gross unrealized loss for all investments for
        which there is an excess of cost over market value........  (907,124)
                                                                   ----------
       Net unrealized gain on investments......................... $1,219,294
                                                                   ==========

  Purchases and sales of securities for the period from December 20, 1996 (inception date), to February 28, 1997, other than short-term securities, aggregated $69,864,454 and $727,880 respectively.

  The accompanying notes are an integral part of these financial statements.

                SECURITY CAPITAL EMPLOYEE REIT FUND INCORPORATED

                                 BALANCE SHEET

                               FEBRUARY 28, 1997

ASSETS
  Investment in securities, at market value (cost $69,136,574; see
   Schedule of Investments and Note 1)............................. $70,355,868
  Cash.............................................................     662,224
  Receivable for fund units sold...................................   1,523,197
  Dividends receivable.............................................     114,408
  Organizational expenses..........................................     100,000
                                                                    -----------
    TOTAL ASSETS...................................................  72,755,697
                                                                    ===========
LIABILITIES AND CAPITAL
  Payable for investments purchased................................   1,523,197
  Payable to investment advisor....................................     100,000
                                                                    -----------
    TOTAL LIABILITIES..............................................   1,623,197
                                                                    -----------
  Paid-in capital (Note 1).........................................  69,499,133
  Accumulated undistributed net investment income..................     366,658
  Accumulated undistributed net realized gain on investments.......      47,415
  Net unrealized gain on investments...............................   1,219,294
                                                                    -----------
    TOTAL CAPITAL (equivalent to $10.54 per share based on
     6,748,899 units outstanding--50,000,000 units authorized).....  71,132,500
                                                                    -----------
    TOTAL LIABILITIES AND CAPITAL.................................. $72,755,697
                                                                    ===========



   The accompanying notes are an integral part of these financial statements.

                SECURITY CAPITAL EMPLOYEE REIT FUND INCORPORATED

                            STATEMENT OF OPERATIONS

  FOR THE PERIOD FROM DECEMBER 20, 1996 (INCEPTION DATE), TO FEBRUARY 28, 1997

INVESTMENT INCOME
  Dividends......................................................... $  366,658
                                                                     ----------
    Total investment income.........................................    366,658
                                                                     ----------
    Total expenses (Note 2).........................................        --
                                                                     ----------
    Net investment income...........................................    366,658
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments..................................     47,415
  Change in net unrealized gain on investments......................  1,219,294
                                                                     ----------
    NET GAIN ON INVESTMENTS.........................................  1,266,709
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $1,633,367
                                                                     ==========



   The accompanying notes are an integral part of these financial statements.

                SECURITY CAPITAL EMPLOYEE REIT FUND INCORPORATED

                       STATEMENT OF CHANGES IN NET ASSETS

  FOR THE PERIOD FROM DECEMBER 20, 1996 (INCEPTION DATE), TO FEBRUARY 28, 1997

FROM OPERATIONS
  Net investment income............................................ $   366,658
  Net realized gain on investments.................................      47,415
  Change in net unrealized gain on investments.....................   1,219,294
                                                                    -----------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........   1,633,367
                                                                    -----------
FROM UNIT TRANSACTIONS
  Proceeds from units sold.........................................  69,499,133
                                                                    -----------
    INCREASE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS.......  69,499,133
                                                                    -----------
    NET INCREASE IN NET ASSETS.....................................  71,132,500
NET ASSETS
  Beginning of period..............................................         --
                                                                    -----------
  End of period.................................................... $71,132,500
                                                                    ===========
ANALYSIS OF CHANGES IN UNITS OF BENEFICIAL INTEREST
  Units sold.......................................................   6,748,899
                                                                    -----------
    NET INCREASE IN FUND UNITS OUTSTANDING.........................   6,748,899
                                                                    ===========




   The accompanying notes are an integral part of these financial statements.

                SECURITY CAPITAL EMPLOYEE REIT FUND INCORPORATED

                              FINANCIAL HIGHLIGHTS

  FOR THE PERIOD FROM DECEMBER 20, 1996 (INCEPTION DATE), TO FEBRUARY 28, 1997

NET ASSET VALUE, SHARES SOLD AT INCEPTION DATE..................... $     10.00
                                                                    -----------
INCREASE FROM INVESTMENT OPERATIONS
  Net investment income............................................        0.05
  Net realized and unrealized gains on investments.................        0.49
                                                                    -----------
    TOTAL INCREASE FROM INVESTMENT OPERATIONS......................        0.54
                                                                    -----------
NET ASSET VALUE, END OF PERIOD..................................... $     10.54
                                                                    ===========
Ratio of net operating expenses to average net assets* (Note 2)....        0.00%
Ratio of net investment income to average net assets*..............        3.58%
Average Commission Rate Paid....................................... $      0.06
Portfolio Turnover Rate*...........................................        1.35%
Net assets, end of period.......................................... $71,132,500

--------
  *Annualized





   The accompanying notes are an integral part of these financial statements.

               SECURITY CAPITAL EMPLOYEE REIT FUND INCORPORATED

                         NOTES TO FINANCIAL STATEMENTS

                               FEBRUARY 28, 1997

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Security Capital Employee REIT Fund Incorporated (the "Fund") is a Maryland corporation, originally formed on December 20, 1996, as SCERF Incorporated (SCERF), a Maryland corporation. On January 23, 1997, all of the assets and liabilities of SCERF were transferred to the Fund in a reorganization (the "Reorganization") accounted for as a pooling of interests. The Reorganization was a taxable event to SCERF and a capital gain of approximately $1 million was realized for tax purposes. As a result, at January 23, 1997, the tax basis of securities held was approximately $1 million higher than their basis for financial reporting purposes. This capital gain will be included in the consolidated income tax return of the sole shareholder of SCERF and will not affect the Fund's tax status for 1997. This will result in a lower required capital gain distribution for the Fund for calendar year 1997.

  The Fund intends to register under the Investment Company Act of 1940 (the "1940 Act") as a no-load, non-diversified, open-end management investment company. The investment objective of the Fund is to provide unitholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. The Fund has selected December 31 as its year end for both financial reporting and federal income tax purposes.

  The Fund's financial statements have been prepared in conformity with generally accepted accounting principles that require the Fund, among other things, to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

    A. Security Valuation--Security transactions are recorded on trade date. Each day, securities are valued at the last sale price from the principal exchange on which they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Directors (the "Directors"). Temporary cash investments are valued at cost plus accrued interest, which approximates fair value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

    Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers and tenants. REITs depend generally on their ability to generate cash flow to make distributions to unitholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

    B. Gains and Losses--Gains and losses from sales of investments are calculated using the specific identification method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

    C. Federal Income Taxes--It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its unitholders. Therefore, no federal income tax provision is required.

    The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs and such distributions for tax purposes may consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as reduction of the cost basis of the securities held. The character of such distributions, for tax purposes, is determined by the Fund based on estimates and information received by the Fund from the REITs. The effect of return of capital distributions for dividends earned in 1996 was immaterial.

    D. Fund Units--The Fund records sales and repurchases of its fund units at net asset value on the trade date. Security Capital Markets Group Incorporated, a wholly owned subsidiary of Security Capital Group Incorporated, acts as distributor for the Fund. The Fund pays no fee for this service. Dividends and distributions to unitholders are recorded as of the ex-dividend date. There were no dividends or distributions to unitholders during the period covered by these financial statements.

NOTE 2. INVESTMENT ADVISER

  Security Capital Investment Research Group Incorporated ("SCIRG"), the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned subsidiary of Security Capital Group Incorporated. SCIRG intends to charge the Fund a management fee once its registration under the 1940 act becomes effective. No management fee will be charged prior to that time. Management fees will be calculated daily at the annual rate of .85 of 1% of the Fund's average daily net assets.

  SCIRG also serves as the Fund's administrator. SCIRG intends to charge the Fund an administration fee once its registration under the 1940 act becomes effective. No administration fee will be charged prior to that time. Administration fees will be calculated daily at the annual rate of .02 of 1% of average daily net assets.

  SCIRG has agreed not to impose a portion of its management fee and to assume other operating expenses for the Fund to the extent necessary to limit the Fund's expenses to 1.20% of average daily net assets.

  In addition, under the management agreement, certain other services and costs, including transfer agent and unitholder services, custody, accounting, regulatory reporting, insurance premiums and sub-administration, are to be paid by the Fund. Once the Fund's filing under the 1940 Act becomes effective, Firstar Trust Company ("Firstar") will serve as transfer agent, custodian and sub-administrator of the Fund and charge the fund a fee for providing those services. Sub-administration fees will be calculated daily at the annual rate of .06 of 1% of the first $200 million of the Fund's average daily net assets. Custodian and transfer agent fees will be charged by Firstar according to contractual fee schedules agreed to by the Fund. All such expenses incurred as of the dates covered by these financial statements have been paid by SCIR which does not intend to seek reimbursement from the Fund.

  During the period December 20, 1996 (inception date), to February 28, 1997, SCIR paid organizational expenses on behalf of the Fund of approximately $100,000 and intends to seek reimbursement from the Fund for these expenses. The Fund intends to amortize these expenses over a period of 60 months. The Adviser, at its discretion, may reimburse the Fund for such expenses in the future.

  All but one of the officers and directors of the Fund are also officers of the Adviser. No fees or expenses were paid by the Fund to the nonaffiliated director during the period covered by these financial statements.

NOTE 3. FUND UNITS

  Units of the Fund are currently being offered only to SC Realty Incorporated, a subsidiary of Security Capital Group Incorporated. The Fund, when its registration under the 1940 Act becomes effective, intends to offer its units to directors and employees of Security Capital Group Incorporated and its affiliates. The Fund intends to offer its units to the general public at some undetermined point in the future.

                SECURITY CAPITAL EMPLOYEE REIT FUND INCORPORATED

                                   Form N-1A

                          Part C -- Other Information

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

  (a)Financial Statements.

To be filed by amendment.

  (b)Exhibits:

    A list of exhibits filed herewith is contained on the Exhibit Index which immediately precedes such exhibits and is incorporated herein by reference.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  Following is a list of entities that for purposes of the Investment Company Act of 1940 are controlled by or under common control with Security Capital Employee REIT Fund Incorporated:

                                JURISDICTION
                                     OF
             NAME               ORGANIZATION          BASIS OF CONTROL
             ----               ------------          ----------------
Security Capital Group            Maryland   No entity controls Group
 Incorporated ("Group")
  SC Realty Incorporated ("SC     Nevada     Ownership by Group of 100% of
   Realty")                                   voting securities
    SCERF Incorporated            Maryland   Ownership by SC Realty of 100% of
                                              voting securities
      Security Capital Employee   Maryland   Ownership by SCERF Incorporated
       REIT Fund Incorporated                 of 100% of voting securities
    Security Capital Preferred    Maryland   Ownership by SC Realty of 100% of
     Growth Incorporated                      voting securities
  Security Capital Management     Delaware   Ownership by Group of 100% of
   Incorporated                               voting securities
  Security Capital Investment     Delaware   Ownership by Group of 100% of
   Incorporated                               voting securities
  Belmont Corporation             Delaware   Ownership by Group of 100% of
                                              voting securities
  Security Capital Pacific        Delaware   Ownership by Security Capital
   Incorporated                               Investment Incorporated of 100%
                                              of voting securities
  Security Capital Industrial     Delaware   Ownership by Security Capital
   Incorporated                               Investment Incorporated of 100%
                                              of voting securities
  Security Capital (Atlantic)     Nevada     Ownership by Security Capital
   Incorporated                               Investment Incorporated of 100%
                                              of voting securities
  SCI Client Services             Delaware   Ownership by Group of 100% of
   Incorporated                               voting securities
  SCG Realty Services             Texas      Ownership by Group of 100% of
   Incorporated                               voting securities
  SCG Realty Services Atlantic    Delaware   Ownership by Group of 100% of
   Incorporated                               voting securities

                              JURISDICTION
                                   OF
           NAME               ORGANIZATION           BASIS OF CONTROL
           ----               ------------           ----------------
  Security Capital           Delaware       Ownership by Group of 100% of
   Investment Research                       voting securities
   Incorporated
   ("Investment Research")
  Security Capital           Delaware       Ownership by Investment Research
   Investment Research                       of 100% of voting securities
   Group Incorporated
  Security Capital           Maryland       Ownership by Investment Research
   Strategic Group                           of 100% of voting securities
   Incorporated
  Security Capital Real      Maryland       Ownership by Investment Research
   Estate Research Group                     of 100% of voting securities
   Incorporated
  SC Group Incorporated      Texas          Ownership by Group of 100% of
                                             voting securities
  Security Capital Markets   Delaware       Ownership by Group of 100% of
   Group Incorporated                        voting securities
  Strategic Hotel Capital    Delaware       Ownership by Group of 51% of
   Incorporated                              voting securities
  Security Capital (EU)      Luxembourg     Ownership by Group of 100% of
   Management S.A.                           voting securities
  Security Capital (UK)      United Kingdom Ownership by Security Capital
   Management Limited                        (EU) Management S.A. of 100% of
                                             voting securities
Security Capital US Realty   Luxembourg     Ownership by Group of 40% of
 S.A. ("US Realty")                          voting securities
  CarrAmerica Realty         Maryland       Ownership by US Realty of 39.5%
   Corporation                               of voting securities
  Storage USA, Inc.          Tennessee      Ownership by US Realty of 36.7%
                                             of voting securities
  Regency Realty             Florida        Ownership by US Realty of 43.4%
   Corporation                               of voting securities
  Pacific Retail Trust       Maryland       Ownership by US Realty of 67.6%
                                             of voting securities
  Urban Growth Property      Delaware       Ownership by US Realty of 100% of
   Incorporated                              voting securities
  City Center Retail Trust   Maryland       Ownership by US Realty of 100% of
                                             voting securities
  National Parking Company   Maryland       Ownership by US Realty of 100% of
                                             voting securities
Security Capital Industrial  Maryland       Ownership by SC Realty of 44.1%
 Trust                                       of voting securities
  Security Capital           Delaware       Ownership by SCI of 100% of
   Industrial Management                     voting securities
   Incorporated ("SCI")
  1440 Goodyear Partners     Texas          Sole general Partnership interest
                                             owned by SCI
  Red Mountain Joint         Texas          Sole general Partnership interest
   Venture                                   owned by SCI
  SCI Limited Partnership-I  Delaware       Sole general Partnership interest
                                             owned by SCI
  SCI Limited Partnership-   Delaware       Sole general Partnership interest
   II                                        owned by SCI
  SCI Limited Partnership-   Delaware       Sole general Partnership interest
   III                                       owned by SCI

                              JURISDICTION
                                   OF
            NAME              ORGANIZATION          BASIS OF CONTROL
            ----              ------------          ----------------
  SCI Limited Partnership-IV    Delaware   Sole general Partnership interest
                                            owned by SCI IV, Inc.
  SCI IV, Inc.                  Delaware   Ownership by SCI of 100% of
                                            voting securities
  SCI--Alabama (1)              Maryland   Ownership by SCI of 100% of
   Incorporated                             voting securities
  SCI--Alabama (2)              Maryland   Ownership by SCI of 100% of
   Incorporated                             voting securities
  Security Capital Alabama      Alabama    Ownership of 100% of voting
   Industrial Trust                         securities by SCI--Alabama (1)
                                            Incorporated and SCI--Alabama
                                            (2) Incorporated
  SCI--North Carolina (1)       Maryland   Ownership by SCI of 100% of
   Incorporated                             voting securities
  SCI--North Carolina (2)       Maryland   Ownership by SCI of 100% of
   Incorporated                             voting securities
  SCI--North Carolina Limited   Delaware   Sole general partnership interest
   Partnership                              owned by SCI--North Carolina (1)
                                            Incorporated
  SCI Houston Holdings Inc.     Delaware   Ownership by SCI of 100% of
                                            voting securities
  SCI Client Services of        Colorado   Ownership by SCI Client Services
   Colorado                                 Incorporated of 80.0% of voting
                                            securities
  SCI Mexico Industrial Trust   Maryland   Ownership by SCI of 100% of
                                            voting securities
  Security Capital Atlantic     Maryland   Ownership by SC Realty of 51.4%
   Incorporated ("Atlantic")                of voting securities
  Security Capital Atlantic     Delaware   Ownership by Atlantic of 100% of
   Management Incorporated                  voting securities
  SCA Florida Holdings (1)      Florida    Ownership by Atlantic of 100% of
   Incorporated                             voting securities
  Atlantic--Alabama (1)         Maryland   Ownership by Atlantic of 100% of
   Incorporated                             voting securities
  Atlantic--Alabama (2)         Maryland   Ownership by Atlantic of 100% of
   Incorporated                             voting securities
  Security Capital Alabama      Alabama    Ownership by Atlantic--Alabama
   Multifamily Trust                        (1) Incorporated and Atlantic--
                                            Alabama (2) Incorporated of 100%
                                            of voting securities
  Atlantic--Alabama (3)         Delaware   Ownership by Atlantic of 100% of
   Incorporated                             voting securities
  Atlantic--Alabama (4)         Delaware   Ownership by Atlantic of 100% of
   Incorporated                             voting securities
  Atlantic Alabama              Alabama    Ownership of 100% of voting
   Multifamily Trust                        securities by Atlantic--Alabama
                                            (3) Incorporated and Atlantic--
                                            Alabama (4) Incorporated
  Atlantic--Alabama (5)         Delaware   Ownership by Atlantic of 100% of
   Incorporated                             voting securities

                              JURISDICTION
                                   OF
            NAME              ORGANIZATION          BASIS OF CONTROL
            ----              ------------          ----------------
  Atlantic--Alabama (6)         Delaware   Ownership by Atlantic of 100% of
   Incorporated                             voting securities
  SCA--Alabama Multifamily      Alabama    Ownership of 100% of voting
   Trust                                    securities by Atlantic--Alabama
                                            (5) Incorporated and Atlantic--
                                            Alabama (6) Incorporated
  SCA--South Carolina (1)       Maryland   Ownership by Atlantic of 100% of
   Incorporated                             voting securities
  SCA--North Carolina (1)       Maryland   Ownership by Atlantic of 100% of
   Incorporated                             voting securities
  SCA North Carolina (2)        Maryland   Ownership by Atlantic of 100% of
   Incorporated                             voting securities
  SCA North Carolina Limited    Delaware   Sole general partnership interest
   Partnership                              owned by SCA--North Carolina (1)
                                            Incorporated
  SCA--Tennessee Limited        Delaware   Sole general partnership interest
   Partnership                              owned by SCA--Tennessee (1)
                                            Incorporated
  SCA--Tennessee (1)            Delaware   Ownership by Atlantic of 100% of
   Incorporated                             voting securities
  SCA--Tennessee (2)            Delaware   Ownership by Atlantic of 100% of
   Incorporated                             voting securities
  Security Capital Atlantic     Delaware   Ownership by Atlantic of 100% of
   Multifamily Inc.                         voting securities
Security Capital Pacific        Maryland   Ownership by SC Realty of 36.0%
 Trust ("PTR")                              of voting securities
  Security Capital Pacific      Delaware   Ownership by PTR of 100% of
   Management Incorporated                  voting securities
  SCP Nevada Holdings 1         Nevada     Ownership by PTR of 100% of
   Incorporated                             voting securities
  SCP Utah Holdings 1           Utah       Ownership by PTR of 100% of
   Incorporated                             voting securities
  SCP Utah Holdings 2           Utah       Ownership by PTR of 100% of
   Incorporated                             voting securities
  SCP Utah Holdings 3           Utah       Ownership by PTR of 100% of
   Incorporated                             voting securities
  Las Flores Development        Texas      Ownership by PTR of 100% of
   Company                                  voting securities
  PTR Holdings (Texas)          Texas      Ownership by PTR of 100% of
   Incorporated                             voting securities
  PTR Multifamily               Delaware   Ownership by PTR of 100% of
   Incorporated                             voting securities
  PTR-California Holdings (1)   Maryland   Ownership by PTR of 100% of
   Incorporated                             voting securities
  PTR-California Holdings (2)   Maryland   Ownership by PTR of 100% of
   Incorporated                             voting securities
  PTR-New Mexico (1)            Delaware   Ownership by PTR of 100% of
   Incorporated                             voting securities
  PTR-New Mexico (2)            Delaware   Ownership by PTR of 100% of
   Incorporated                             voting securities

                             JURISDICTION
                                  OF
            NAME             ORGANIZATION          BASIS OF CONTROL
            ----             ------------          ----------------
Homestead Village              Maryland   Ownership by SC Realty (including
 Incorporated                              its subsidiaries) of 56.5% of
                                           voting securities
  KC Homestead Village         Missouri   Ownership by Homestead Village
   Redevelopment Corporation               Incorporated of 100% of voting
                                           securities
  Missouri Homestead Village   Maryland   Ownership by Homestead Village
   Incorporated                            Incorporated of 100% of voting
                                           securities
  Atlantic Homestead Village   Delaware   Sole general partnership interest
   Limited Partnership                     owned by Atlantic Homestead
                                           Village (1) Incorporated
  Atlantic Homestead Village   Maryland   Ownership by Homestead Village
   (1) Incorporated                        Incorporated of 100% of voting
                                           securities
  Atlantic Homestead Village   Maryland   Ownership by Homestead Village
   (2) Incorporated                        Incorporated of 100% of voting
                                           securities
  PTR Homestead Village (1)    Maryland   Ownership by Homestead Village
   Incorporated                            Incorporated of 100% of voting
                                           securities
  PTR Homestead Village (2)    Maryland   Ownership by Homestead Village
   Incorporated                            Incorporated of 100% of voting
                                           securities
  PTR Homestead Village        Delaware   Sole general partnership interest
   Limited Partnership                     owned by PTR Homestead Village
                                           (1) Incorporated
  Homestead Alabama            Alabama    Ownership by Homestead Village
   Incorporated                            Incorporated of 100% of voting
                                           securities

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

  As of March 28, 1997, there was one holder of record of SC-ERF's common stock, $.01 par value per share.

ITEM 27. INDEMNIFICATION.

  Reference is made to Article Eighth of the Registrant's Articles of Incorporation (filed herewith as Exhibit 1.)

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to its Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  Security Capital Investment Research Group Incorporated ("SC Investment Research"), 11 South LaSalle Street, Chicago, Illinois 60603, provides investment advisory services to institutional investors.

  For information as to any other business, vocation or employment of a substantial nature in which each Director or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee, reference is made to Prospectus and Statement of Additional Information contained in this registration statement.

ITEM 29. PRINCIPAL UNDERWRITER.

  (a) Security Capital Markets Group Incorporated ("SCMG"), the principal distributor for the Registrant's securities, does not currently act as principal underwriter or distributor for any other investment company.

  (b) The table below sets forth certain information as to SCMG's Directors, Officers and Control Persons:

   NAME AND PRINCIPAL                POSITIONS AND OFFICES             POSITIONS AND OFFICES
    BUSINESS ADDRESS                   WITH UNDERWRITER                   WITH REGISTRANT
------------------------ --------------------------------------------- ---------------------
K. Scott Cannon......... Director and Vice President                           None
Jeffrey A. Klopf........ Director, Secretary and Senior Vice President         None
James H. Polk, III...... Director and President                                None
Gerard de Gunzburg...... Senior Vice President                                 None
Donald E. Suter......... Senior Vice President                                 None
Robert H. Fippinger..... Vice President                                        None
Alison C. Hefele........ Vice President                                        None
Garett C. House......... Vice President                                        None
Lucinda G. Marker....... Assistant Secretary                                   None
Gerald R. Morgan, Jr.... Assistant Controller                                  None
Jayson C. Cyr........... Assistant Controller                                  None

  (c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  Certain of the records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by SC-ERF's Investment Adviser and Administrator, Security Capital Investment Research Group Incorporated, 11 S. LaSalle Street, Chicago, Illinois 60603. The remainder of such records are maintained by Firstar Trust Company, SC-ERF's Sub-Administrator, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 31. MANAGEMENT SERVICES.

  There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS.

  (a) Registrant hereby undertakes to file an amendment to this Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from any person in excess of 25 if Registrant proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act.

  (b) Registrant hereby undertakes to file a post-effective amendment with four to six months from the effective date of this Registration Statement under the Securities Act of 1933. Registrant understands that such post-effective amendment will contain reasonably current financial statements which need not be certified by independent public accountants.

  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

  (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                  SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS ON THE 21ST DAY OF APRIL, 1997.

                                          Security Capital Employee REIT Fund
                                           Incorporated

                                               /s/ Anthony R. Manno, Jr.
                                          By __________________________________
                                                   Anthony R. Manno, Jr.

                                              Chairman, Managing Director and
                                                      President

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDED REGISTRATION STATEMENT OF SECURITY CAPITAL EMPLOYEE REIT FUND INCORPORATED HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE 21ST DAY OF APRIL, 1997.

                 SIGNATURE                                   CAPACITY
                 ---------                                   --------


       /s/ Anthony R. Manno, Jr.            Chairman, Managing Director and President
___________________________________________
           Anthony R. Manno, Jr.

        /s/ Stephen F. Kasbeer              Director
___________________________________________
            Stephen F. Kasbeer

         /s/ Daniel F. Miranda              Managing Director
___________________________________________
             Daniel F. Miranda


                                 EXHIBIT INDEX

 EXHIBIT
   NO.                                DESCRIPTION
 ------- ---------------------------------------------------------------------
   1*    Articles of Incorporation.
   2*    By-Laws.
   5*    Investment Advisory Contract.
   6     Distribution Agreement.
   8*    Custodian Agreement.
   9(a)* Transfer Agent Services Agreement.
   9(b)* Administration and Servicing Agreement.
   9(c)* Accounting Services Agreement.
  10(a)  Opinion and Consent of Mayer, Brown & Platt regarding the legality of the securities being issued.
  11(a)  Consent of Arthur Andersen LLP.
  11(b)  Consent of Mayer, Brown & Platt (included in Exhibit 10(a)).
  17     Financial Data Schedule.

--------
* Previously filed.